UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Baker Ellis Asset Management
           -----------------------------------------------------
Address:   1211 Southwest Fifth Avenue, Suite 2910
           Portland, OR 97204
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Barnes Ellis
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  503-227-5778
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Barnes Ellis                     Portland, OR                     7/17/2008
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           170
                                         ------------
Form 13F Information Table Value Total:  $159,842,677
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3m Company                     Common Stock     88579Y101   445376    6400          Sole    None       6400      0    0
Abbott Laboratories            Common Stock     2824100    5148578   97198          Sole    None      97198      0    0
Aberdeen Asia Income Fd        Common Stock     3009107     760408  126313          Sole    None     126313      0    0
Aetna Inc                      Common Stock     00817Y108   271551    6700          Sole    None       6700      0    0
Albany Intl Corp Newcl A       Common Stock     12348108    931625   32125          Sole    None      32125      0    0
Alcoa                          Common Stock     13817101    284960    8000          Sole    None       8000      0    0
Alexander & Baldwin Inc.       Common Stock     14482103    414505    9100          Sole    None       9100      0    0
Allstate                       Common Stock     20002101    396997    8708          Sole    None       8708      0    0
Altria Group                   Common Stock     718154107   400920   19500          Sole    None      19500      0    0
Amerco 8.50% Ser A Cum Pfd     Common Stock     23586209    208350    9000          Sole    None       9000      0    0
America Movil SA de C.V.       Common Stock     02364W105   301993    5725          Sole    None       5725      0    0
American Express               Common Stock     25816109   1137634   30200          Sole    None      30200      0    0
American Safety Insurance      Common Stock     G02995101   289038   20100          Sole    None      20100      0    0
Anadarko Pete Corp             Common Stock     32511107   1062278   14194          Sole    None      14194      0    0
Apollo Investment              Common Stock     03761U106   199903   13950          Sole    None      13950      0    0
AptarGroup Inc                 Common Stock     38336103    335600    8000          Sole    None       8000      0    0
Ares Cap Corp Com              Common Stock     04010L103   183738   18228          Sole    None      18228      0    0
AT&T                           Common Stock     00206R102   566800   16824          Sole    None      16824      0    0
Automatic Data Processing      Common Stock     53015103   1047500   25000          Sole    None      25000      0    0
Baldwin Technology Inc Cl A    Common Stock     58264102    216648   91800          Sole    None      91800      0    0
Ball Corp                      Common Stock     58498106    429660    9000          Sole    None       9000      0    0
Bank of America                Common Stock     60505104    488117   20449          Sole    None      20449      0    0
Bank of New York Mellon        Common Stock     64058100    571006   15094          Sole    None      15094      0    0
Beckman Coulter                Common Stock     75811109    417335    6180          Sole    None       6180      0    0
Berkshire Hathaway Cl A        Common Stock     84670108   1449000      12          Sole    None         12      0    0
Berkshire Hathaway Cl B        Common Stock     84670207   4778292    1191          Sole    None       1191      0    0
BJ Services Co                 Common Stock     55482103    604464   18925          Sole    None      18925      0    0
Boeing                         Common Stock     97023105    209383    3186          Sole    None       3186      0    0
BP p.l.c.                      Common Stock     55622104   1467022   21087          Sole    None      21087      0    0
Bristol Myers Squibb           Common Stock     110122108   527374   25688          Sole    None      25688      0    0
BSD Medical Corp Del           Common Stock     55662100    276601   49130          Sole    None      49130      0    0
Canon Inc Adr New              Common Stock     138006309   245551    4795          Sole    None       4795      0    0
Cedar Shopping Ctrs Inc        Common Stock     150602209   669798   57150          Sole    None      57150      0    0
Cemex SAB de CV                Common Stock     151290889  1328415   53782          Sole    None      53782      0    0
Central European Equity        Common Stock     153436100   250794    4758          Sole    None       4758      0    0
Central Fd Cda Cl A            Common Stock     153501101   407924   31500          Sole    None      31500      0    0
ChevronTexaco                  Common Stock     166764100  3771774   38048          Sole    None      38048      0    0
Citigroup                      Common Stock     172967101   301680   18000          Sole    None      18000      0    0
Clear Choice Health Plans      Common Stock     18451T102   163157   13540          Sole    None      13540      0    0
Clorox Co Del                  Common Stock     189054109   435870    8350          Sole    None       8350      0    0
Conoco Phillips                Common Stock     718507106  4076809   43191          Sole    None      43191      0    0
Costco Wholesale               Common Stock     22160K105   362553    5409          Sole    None       5409      0    0
Deere & Company                Common Stock     244199105  1426442   19776          Sole    None      19776      0    0
Deutsche Telekom A Gspon Adr   Common Stock     251566105   632946   38665          Sole    None      38665      0    0
Dominion Resources             Common Stock     25746U109   501494   10560          Sole    None      10560      0    0
Donnelley R R & Sons           Common Stock     257867101   231880    7810          Sole    None       7810      0    0
Dow Chemical                   Common Stock     260543103   237213    6795          Sole    None       6795      0    0
Du Pont                        Common Stock     263534109   871524   20320          Sole    None      20320      0    0
Eli Lilly                      Common Stock     532457108   215290    4664          Sole    None       4664      0    0
Emc Ins Group Inc              Common Stock     268664109   373612   15515          Sole    None      15515      0    0
Encana                         Common Stock     292505104  2861198   31465          Sole    None      31465      0    0
EOG Resources                  Common Stock     26875P101   721600    5500          Sole    None       5500      0    0
Exxon Mobil                    Common Stock     30231G102  1421499   16329          Sole    None      16329      0    0
Fedex Corp.                    Common Stock     31428X106   390640    5088          Sole    None       5088      0    0
Flextronics                    Common Stock     Y2573F102  1209075  128625          Sole    None     128625      0    0
Fomento Economico Mexicano     Common Stock     344419106  2334663   51300          Sole    None      51300      0    0
General Electric               Common Stock     369604103  2386432   89613          Sole    None      89613      0    0
General Mills                  Common Stock     370334104   886330   14585          Sole    None      14585      0    0
GlaxoSmithKline Plc Adr        Common Stock     37733W105   201289    4552          Sole    None       4552      0    0
Gold Miners Etf                Common Stock     57060U100   377787    7775          Sole    None       7775      0    0
Gruma ADR                      Common Stock     400131306  1861088  171845          Sole    None     171845      0    0
H.J. Heinz                     Common Stock     423074103   756987   15820          Sole    None      15820      0    0
Hartford Financial Services    Common Stock     416515104   259571    4020          Sole    None       4020      0    0
Hawkins                        Common Stock     420261109   312110   20863          Sole    None      20863      0    0
Hercules Offshore              Common Stock     427093109   356247    9370          Sole    None       9370      0    0
Hewlett-Packard                Common Stock     428236103  1094127   24748          Sole    None      24748      0    0
Honda Motors                   Common Stock     438128308   555539   16325          Sole    None      16325      0    0
Honeywell International        Common Stock     438516106   573694   11410          Sole    None      11410      0    0
Hospira Inc                    Common Stock     441060100   401300   10005          Sole    None      10005      0    0
Hsbc Holdings Plc Adr          Common Stock     404280406   376980    4915          Sole    None       4915      0    0
Imperial Oil Ltd Com New       Common Stock     453038408  2045723   37147          Sole    None      37147      0    0
Industrias Bachoco SA ADR      Common Stock     456463108   568454   19204          Sole    None      19204      0    0
Ingersoll Rand                 Common Stock     G4776G101   342110    9140          Sole    None       9140      0    0
Ingram Micro Inc               Common Stock     457153104   393162   22150          Sole    None      22150      0    0
Intel                          Common Stock     458140100  2274903  106458          Sole    None     106458      0    0
Investors Title                Common Stock     461804106   543165   11199          Sole    None      11199      0    0
Ishares 1-3 Yr Treas Index Fd  Common Stock     464287457  3091797   37300          Sole    None      37300      0    0
Ishares Hong Kong Index Fd     Common Stock     464286871   452298   26700          Sole    None      26700      0    0
Ishares Japan Index Fd         Common Stock     464286848   672320   53915          Sole    None      53915      0    0
Ishares Malaysia Free Index    Common Stock     464286830  1896346  182341          Sole    None     182341      0    0
Ishares Msci Germany Index Fd  Common Stock     464286806   352544   11975          Sole    None      11975      0    0
Ishares Singapore Index Fd     Common Stock     464286673  6972868  561875          Sole    None     561875      0    0
Ishares Taiwan Index Fd        Common Stock     464286731   240930   17050          Sole    None      17050      0    0
ITT Inds Inc                   Common Stock     450911102   423741    6691          Sole    None       6691      0    0
JM Smucker                     Common Stock     832696405   966012   23770          Sole    None      23770      0    0
Johnson & Johnson              Common Stock     478160104   913306   14535          Sole    None      14535      0    0
K Tron Int'l                   Common Stock     482730108  2350944   18140          Sole    None      18140      0    0
Kellogg                        Common Stock     487836108   206486    4300          Sole    None       4300      0    0
Khd Humboldt Wedag Intl        Common Stock     482462108  2558533   81146          Sole    None      81146      0    0
Kraft Foods Inc Cl A           Common Stock     50075N104   383904   13494          Sole    None      13494      0    0
Kroger                         Common Stock     501044101  2254169   78080          Sole    None      78080      0    0
Lexington Corp Ppts.           Common Stock     529043101   137663   10100          Sole    None      10100      0    0
Liberty Global Inc             Common Stock     530555101   310559    9881          Sole    None       9881      0    0
Lincoln National               Common Stock     534187109   362560    8000          Sole    None       8000      0    0
Macy's Inc                     Common Stock     55616P104   267607   13780          Sole    None      13780      0    0
Marathon Oil Corp              Common Stock     565849106  1366878   26352          Sole    None      26352      0    0
MDU Resources Group Inc        Common Stock     552690109   768663   22050          Sole    None      22050      0    0
Mercer Ins Group               Common Stock     587902107   435294   25147          Sole    None      25147      0    0
Merck                          Common Stock     589331107   381573   10124          Sole    None      10124      0    0
Mexican Restaurants            Common Stock     59283R104    66600   15000          Sole    None      15000      0    0
Mfri Inc                       Common Stock     552721102  1011360   63768          Sole    None      63768      0    0
Microsoft                      Common Stock     594918104  1005630   36955          Sole    None      36955      0    0
Mine Safety Appliances         Common Stock     602720104   247938    6200          Sole    None       6200      0    0
Molson Coors Co Cl B           Common Stock     60871R209   646527   11900          Sole    None      11900      0    0
Monsanto Co New                Common Stock     61166W101   581624    4600          Sole    None       4600      0    0
Multi Color Corp.              Common Stock     625383104   390153   18587          Sole    None      18587      0    0
Natco Group Inc Cl A           Common Stock     63227W203   921557   16900          Sole    None      16900      0    0
New York Times                 Common Stock     650111107  1088073   70700          Sole    None      70700      0    0
Nexen                          Common Stock     65334H102  2390169   60130          Sole    None      60130      0    0
Norfolk Southern Crp           Common Stock     655844108   398581    6360          Sole    None       6360      0    0
Northrop Grumman Corp.         Common Stock     666807102   320049    4784          Sole    None       4784      0    0
Northwest Natural Gas          Common Stock     667655104   283897    6137          Sole    None       6137      0    0
Northwest Pipe                 Common Stock     667746101  2420325   43375          Sole    None      43375      0    0
Novartis Ag Adr                Common Stock     66987V109  2196536   40108          Sole    None      40108      0    0
Peabody Energy Corp            Common Stock     704549104   352200    4000          Sole    None       4000      0    0
Penn Virginia                  Common Stock     707882106   467604    6200          Sole    None       6200      0    0
Pepsico                        Common Stock     713448108   572310    9000          Sole    None       9000      0    0
Perini Corp                    Common Stock     713839108   343720   10400          Sole    None      10400      0    0
Petroleo Brasileiro            Common Stock     71654V408  1722585   24320          Sole    None      24320      0    0
Petroleo Brasileiro Cl A       Common Stock     71654V101  2519771   43481          Sole    None      43481      0    0
Pfizer                         Common Stock     717081103   992786   56828          Sole    None      56828      0    0
Philip Morris Intl             Common Stock     718172109   963105   19500          Sole    None      19500      0    0
Pimco Floating Rate Fd         Common Stock     72201J104   323645   24500          Sole    None      24500      0    0
Plum Creek Timber              Common Stock     729251108   363035    8500          Sole    None       8500      0    0
PNM Resources Inc              Common Stock     69349H107   212888   17800          Sole    None      17800      0    0
Potlatch Corp                  Common Stock     737630103   487296   10800          Sole    None      10800      0    0
Powershares Ftse Rafi US1000   Common Stock     73935X583   678147   13925          Sole    None      13925      0    0
Procter & Gamble               Common Stock     742718109  1189139   19555          Sole    None      19555      0    0
ProLogis                       Common Stock     743410102   419038    7710          Sole    None       7710      0    0
Rayonier                       Common Stock     754907103  1616984   38082          Sole    None      38082      0    0
Regis Corp                     Common Stock     758932107   220022    8350          Sole    None       8350      0    0
Rush Enterprises Cl B          Common Stock     781846308   276115   25425          Sole    None      25425      0    0
Safeway                        Common Stock     786514208   405952   14219          Sole    None      14219      0    0
Schering Plough                Common Stock     806605101   972292   49380          Sole    None      49380      0    0
Schlumberger Limited           Common Stock     806857108   719566    6868          Sole    None       6868      0    0
SK Telecom Co Ltd Adr          Common Stock     78440P108   239893   11550          Sole    None      11550      0    0
Southern Co                    Common Stock     842587107   359676   10300          Sole    None      10300      0    0
Southern Union Co              Common Stock     844030106   831783   30784          Sole    None      30784      0    0
St Mary Ld & Expl Co           Common Stock     792228108   614080    9500          Sole    None       9500      0    0
Stancorp Financial             Common Stock     852891100  1817586   38705          Sole    None      38705      0    0
Starbucks                      Common Stock     855244109   219100   13920          Sole    None      13920      0    0
Statoil Hydro Asa Adr          Common Stock     85771P102  1597808   42745          Sole    None      42745      0    0
Streettracks Gold Shrs         Common Stock     863307104  2775507   30350          Sole    None      30350      0    0
Superior Energy Services Inc   Common Stock     868157108   308784    5600          Sole    None       5600      0    0
Swiss Franc Currency Tst       Common Stock     23129V109  1063300   10850          Sole    None      10850      0    0
Syngenta AG                    Common Stock     87160A100  3480536   53795          Sole    None      53795      0    0
Temple Inland                  Common Stock     879868107   231598   20550          Sole    None      20550      0    0
Texas Instruments              Common Stock     882508104   259212    9205          Sole    None       9205      0    0
Tidewater                      Common Stock     886423102   375884    5780          Sole    None       5780      0    0
Toronto Dominion Bk            Common Stock     891160509   210161    3375          Sole    None       3375      0    0
Transocean Inc                 Common Stock     G90073100   640038    4248          Sole    None       4248      0    0
UGI Corp                       Common Stock     902681105   789525   27500          Sole    None      27500      0    0
Union Pacific                  Common Stock     907818108  2311810   30620          Sole    None      30620      0    0
United Parcel Svc Inc          Common Stock     911312106   341158    5550          Sole    None       5550      0    0
United States Steel Corp       Common Stock     912909108   498906    2700          Sole    None       2700      0    0
United Technologies            Common Stock     913017109  4090401   66295          Sole    None      66295      0    0
URS                            Common Stock     903236107   399428    9517          Sole    None       9517      0    0
US Bancorp                     Common Stock     902973304  1746248   62612          Sole    None      62612      0    0
Vanguard Total Stk Mkt         Common Stock     922908769  1051460   16406          Sole    None      16406      0    0
Veolia Environnement SA        Common Stock     92334N103   344873    6175          Sole    None       6175      0    0
Verizon Communications         Common Stock     92343V104   749449   21170          Sole    None      21170      0    0
Walt Disney                    Common Stock     254687106   698568   22390          Sole    None      22390      0    0
Weatherford Bermuda            Common Stock     G95089101   213237    4300          Sole    None       4300      0    0
Wells Fargo & Co               Common Stock     949746101  2128475   89970          Sole    None      89970      0    0
Weyerhaeuser                   Common Stock     962166104   330875    6470          Sole    None       6470      0    0
Whirlpool Corp                 Common Stock     963320106   256179    4150          Sole    None       4150      0    0
Wisdomtree Tree India Erngs Fd Common Stock     97717W422   642642   35310          Sole    None      35310      0    0
Wyeth                          Common Stock     983024100  2036573   42464          Sole    None      42464      0    0
Yamana Gold Inc                Common Stock     98462Y100   567323   34300          Sole    None      34300      0    0
Zimmer Holdings                Common Stock     98956P102   233275    3428          Sole    None       3428      0    0